Cash Flow Reconciliations - Reconciliation of borrowings and derivatives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 1,365,800	$ 1,541,836
Cash flows	26,956	(129,140)
Non-cash items	3,803	4,256
Deferred financing costs, assets	(50)
Liabilities/(assets) arising from financing activities at end of period	1,396,509	1,416,952
Borrowings | Drawdowns
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	435,000
Total	435,000
Borrowings | Repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(403,072)	(129,072)
Total	(403,072)	(129,072)
Borrowings | Additions in deferred loan fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(4,972)	(68)
Non-cash items	(156)
Deferred financing costs, assets	(50)
Total	(5,178)	(68)
Borrowings | Amortization and write-off of deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	3,959	4,256
Total	3,959	4,256
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	(4,935)	(6,346)
Non-cash items	14,253	(7,371)
Liabilities/(assets) arising from financing activities at end of period	9,318	(13,717)
Derivatives | Unrealized (gain)/loss on interest rate swaps held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	14,609	(7,557)
Total	14,609	(7,557)
Derivatives | Unrealized (gain)/loss on forward foreign exchange contracts held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(356)	186
Total	$ (356)	$ 186